Current Liabilities - Derivative Financial Liabilities Investor Options - Additional Information (Details) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions							12 Months Ended
	Jul. 01, 2024 USD ($)	Jul. 01, 2024 AUD ($)	Jun. 14, 2024 USD ($)	Jun. 14, 2024 AUD ($) $ / shares shares	Aug. 28, 2023 USD ($)	Aug. 28, 2023 AUD ($) $ / shares shares	Jun. 30, 2024 $ / shares	Jun. 30, 2024 $ / shares	Jun. 14, 2024 $ / shares shares	Sep. 21, 2023 $ / shares	Aug. 28, 2023 $ / shares shares
Disclosure of financial liabilities [line items]
Par value per share								$ 0
Historical share price volatility period							2 years
Equity and Investor Options - 2023
Disclosure of financial liabilities [line items]
Exercise price share options							$ 0.8
Aggregate proceeds from private placement of ordinary shares					$ 58.2	$ 90.0
Investor options price per share								0.22		$ 0.05
Equity and Investor Options - 2023 | 1 Institutional Option for Every 2 New Shares Issued Under the Placement
Disclosure of financial liabilities [line items]
Issue of shares | shares						160,213,060					160,213,060
Offer price per share | (per share)						$ 0.46					$ 0.46
Number of institutional and placement options | shares						80,000,000					80,000,000
Exercise price share options						$ 0.8
Equity and Investor Options - 2023 | 1 New Option for Every 2 New Shares Issued Under the Retail Entitlement Offer
Disclosure of financial liabilities [line items]
Issue of shares | shares						35,434,397					35,434,397
Offer price per share						$ 0.46
Number of institutional and placement options | shares						18,000,000					18,000,000
Exercise price share options											$ 0.8
Equity and Investor Options - 2024
Disclosure of financial liabilities [line items]
Exercise price share options							$ 1
Aggregate proceeds from private placement of ordinary shares			$ 151.9	$ 227.3
Investor options price per share								0.11
Investor options fair value determined								$ 0.11
Equity and Investor Options - 2024 | Events after Reporting Period
Disclosure of financial liabilities [line items]
Aggregate proceeds from private placement of ordinary shares	$ 37.6	$ 55.9	$ 37.6	$ 55.9
Equity and Investor Options - 2024 | 1 Institutional Option for Every 3 New Shares Issued Under the Placement
Disclosure of financial liabilities [line items]
Issue of shares | shares				543,285,766					543,285,766
Offer price per share | (per share)				$ 0.4					$ 0.4
Number of institutional and placement options | shares				142,900,000					142,900,000
Exercise price share options				$ 1
Equity and Investor Options - 2024 | 1 New Option for Every 3 New Shares Issued Under the Retail Entitlement Offer
Disclosure of financial liabilities [line items]
Issue of shares | shares				139,627,846					139,627,846
Offer price per share				$ 0.4
Number of institutional and placement options | shares				46,500,000					46,500,000
Exercise price share options				$ 1